Schedule of Investments (unaudited)	iShares® iBonds® Dec 2027 Term Corporate ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 2.4%
Boeing Co. (The)
2.70%, 02/01/27(a)	$4,961	$4,642,558
2.80%, 03/01/27(a)	1,811	1,692,939
5.04%, 05/01/27	9,375	9,298,675
6.26%, 05/01/27(b)	4,830	4,935,231
General Dynamics Corp.
2.63%, 11/15/27(a)	1,961	1,850,977
3.50%, 04/01/27	5,242	5,104,068
Hexcel Corp., 4.20%, 02/15/27	2,360	2,292,638
Howmet Aerospace Inc., 5.90%, 02/01/27(a)	1,925	1,967,039
L3Harris Technologies Inc., 5.40%, 01/15/27	6,265	6,353,775
Lockheed Martin Corp., 5.10%, 11/15/27	4,080	4,157,383
Northrop Grumman Corp., 3.20%, 02/01/27	4,874	4,711,592
RTX Corp.
3.13%, 05/04/27	5,836	5,598,760
3.50%, 03/15/27	5,610	5,443,225
7.20%, 08/15/27	1,043	1,120,852
		59,169,712
Agriculture — 1.3%
BAT Capital Corp.
3.56%, 08/15/27	10,442	10,054,554
4.70%, 04/02/27	5,504	5,480,921
Bunge Ltd. Finance Corp., 3.75%, 09/25/27	2,882	2,790,761
Philip Morris International Inc.
3.13%, 08/17/27(a)	2,098	2,012,234
4.75%, 02/12/27(a)	4,120	4,128,684
5.13%, 11/17/27	7,395	7,494,424
		31,961,578
Airlines — 0.8%
American Airlines Pass Through Trust
Series 2015-1, Class A, 3.38%, 11/01/28	2,250	2,126,851
Series 2015-2, Class AA, 3.60%, 03/22/29	1,106	1,058,906
Southwest Airlines Co.
3.45%, 11/16/27	1,425	1,358,000
5.13%, 06/15/27(a)	9,110	9,153,023
United Airlines Pass Through Trust, Series 2020-1,
5.88%, 04/15/29	6,204	6,259,542
		19,956,322
Apparel — 0.4%
NIKE Inc., 2.75%, 03/27/27	5,008	4,798,031
Tapestry Inc., 4.13%, 07/15/27(a)	2,344	2,273,044
VF Corp., 2.80%, 04/23/27(a)	2,783	2,587,943
		9,659,018
Auto Manufacturers — 4.9%
American Honda Finance Corp.
2.35%, 01/08/27	2,652	2,513,542
4.90%, 03/12/27(a)	2,920	2,942,009
4.90%, 07/09/27	2,325	2,343,487
Ford Motor Credit Co. LLC
3.82%, 11/02/27	3,780	3,593,337
4.13%, 08/17/27	6,193	5,960,007
4.27%, 01/09/27(a)	4,505	4,386,797
4.95%, 05/28/27	7,277	7,183,591
5.80%, 03/05/27	7,285	7,351,634
5.85%, 05/17/27	7,065	7,141,395
7.35%, 11/04/27	7,396	7,790,296
Security	Par (000)	Value

Auto Manufacturers (continued)
General Motors Co.
4.20%, 10/01/27	$3,804	$3,717,971
6.80%, 10/01/27	5,014	5,264,340
General Motors Financial Co. Inc.
2.35%, 02/26/27(a)	4,750	4,456,197
2.70%, 08/20/27	4,366	4,090,515
4.35%, 01/17/27	6,012	5,921,276
5.00%, 04/09/27	6,155	6,162,668
5.35%, 07/15/27	4,970	5,021,658
5.40%, 05/08/27	5,335	5,393,191
Honda Motor Co. Ltd., 2.53%, 03/10/27	5,080	4,823,168
PACCAR Financial Corp.
2.00%, 02/04/27(a)	1,340	1,260,267
5.00%, 05/13/27(a)	1,565	1,586,586
Toyota Motor Credit Corp.
1.15%, 08/13/27	2,257	2,046,316
1.90%, 01/13/27(a)	2,925	2,745,029
3.05%, 03/22/27	6,250	6,012,433
3.20%, 01/11/27(a)	2,868	2,778,754
4.55%, 09/20/27	4,590	4,591,953
5.45%, 11/10/27	3,245	3,335,704
Series B, 5.00%, 03/19/27(a)	3,555	3,594,517
		124,008,638
Auto Parts & Equipment — 0.3%
BorgWarner Inc., 2.65%, 07/01/27(a)	5,580	5,273,599
Lear Corp., 3.80%, 09/15/27	3,138	3,032,258
		8,305,857
Banks — 14.9%
Australia & New Zealand Banking Group Ltd./New
York, 4.75%, 01/18/27	5,510	5,537,234
Australia & New Zealand Banking Group Ltd/New
York, 4.90%, 07/16/27(a)	4,560	4,609,840
Banco Santander SA
4.25%, 04/11/27	4,770	4,677,069
5.29%, 08/18/27	8,053	8,098,792
Bank of America Corp.
3.25%, 10/21/27	12,535	12,031,399
Series L, 4.18%, 11/25/27	9,634	9,421,597
Bank of Montreal
2.65%, 03/08/27(a)	6,143	5,841,147
5.37%, 06/04/27(a)	3,675	3,744,272
Series H, 4.70%, 09/14/27(a)	4,865	4,868,637
Bank of New York Mellon Corp. (The)
2.05%, 01/26/27(a)	4,255	4,009,156
3.25%, 05/16/27	3,821	3,693,381
Bank of Nova Scotia (The)
1.95%, 02/02/27	3,640	3,406,033
2.95%, 03/11/27	3,905	3,732,995
5.40%, 06/04/27	2,895	2,946,582
Canadian Imperial Bank of Commerce
3.45%, 04/07/27(a)	5,285	5,118,806
5.24%, 06/28/27	5,855	5,929,156
Citigroup Inc., 4.45%, 09/29/27	18,899	18,643,506
Cooperatieve Rabobank UA/New York, 5.04%,
03/05/27	3,145	3,174,632
Deutsche Bank AG/New York, 5.37%, 09/09/27	2,020	2,048,756
Fifth Third Bancorp, 2.55%, 05/05/27	3,674	3,451,060
Fifth Third Bank NA, 2.25%, 02/01/27	2,914	2,728,199
Goldman Sachs Group Inc. (The)
3.85%, 01/26/27	15,219	14,887,096

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Corporate ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.95%, 01/15/27	$3,761	$3,854,830
HSBC USA Inc., 5.29%, 03/04/27	4,095	4,152,831
ING Groep NV, 3.95%, 03/29/27	7,459	7,289,462
JPMorgan Chase & Co.
3.63%, 12/01/27(a)	5,351	5,187,280
4.25%, 10/01/27(a)	7,578	7,498,457
8.00%, 04/29/27	2,950	3,204,570
KeyBank NA/Cleveland OH
4.39%, 12/14/27(a)	1,468	1,419,003
5.85%, 11/15/27(a)	4,824	4,888,212
KeyCorp, 2.25%, 04/06/27(a)	3,901	3,605,041
Lloyds Banking Group PLC, 3.75%, 01/11/27	5,973	5,815,573
Manufacturers & Traders Trust Co., 3.40%,
08/17/27	2,290	2,171,255
Mitsubishi UFJ Financial Group Inc.
3.29%, 07/25/27(a)	4,315	4,149,489
3.68%, 02/22/27(a)	4,626	4,515,926
Mizuho Financial Group Inc.
3.17%, 09/11/27(a)	4,816	4,584,937
3.66%, 02/28/27	3,025	2,940,518
Morgan Stanley
3.63%, 01/20/27(a)	14,493	14,144,176
3.95%, 04/23/27	9,985	9,739,194
National Australia Bank Ltd./New York
3.91%, 06/09/27(a)	6,175	6,075,652
5.09%, 06/11/27(a)	4,360	4,417,632
Northern Trust Corp., 4.00%, 05/10/27(a)	5,072	5,002,349
PNC Bank NA, 3.10%, 10/25/27	5,020	4,771,545
PNC Financial Services Group Inc. (The), 3.15%,
05/19/27	3,839	3,689,840
Royal Bank of Canada
2.05%, 01/21/27	1,627	1,533,078
3.63%, 05/04/27	6,346	6,177,580
4.24%, 08/03/27	6,902	6,818,250
4.88%, 01/19/27	4,495	4,513,975
6.00%, 11/01/27	7,130	7,412,913
Santander Holdings USA Inc., 4.40%, 07/13/27	5,092	4,990,565
State Street Corp., 4.99%, 03/18/27	4,105	4,142,587
Sumitomo Mitsui Financial Group Inc.
2.17%, 01/14/27	3,180	2,985,717
3.35%, 10/18/27(a)	4,264	4,080,610
3.36%, 07/12/27	7,750	7,465,617
3.45%, 01/11/27	5,367	5,197,047
Synchrony Bank, 5.63%, 08/23/27	3,160	3,167,484
Toronto-Dominion Bank (The)
1.95%, 01/12/27(a)	4,185	3,940,606
2.80%, 03/10/27	5,590	5,325,831
4.11%, 06/08/27	7,450	7,325,225
4.69%, 09/15/27	6,761	6,757,570
4.98%, 04/05/27(a)	4,330	4,359,651
Truist Financial Corp., 1.13%, 08/03/27	3,695	3,313,008
U.S. Bancorp, Series X, 3.15%, 04/27/27	6,583	6,328,862
UBS AG/Stamford CT, 5.00%, 07/09/27(a)	5,940	5,972,439
Wells Fargo & Co., 4.30%, 07/22/27	12,315	12,157,664
Westpac Banking Corp.
3.35%, 03/08/27	5,367	5,211,177
4.04%, 08/26/27(a)	3,900	3,851,584
5.46%, 11/18/27(a)	6,684	6,862,793
		375,608,950
Security	Par (000)	Value

Beverages — 1.5%
Coca-Cola Co. (The)
1.45%, 06/01/27(a)	$7,318	$6,764,298
2.90%, 05/25/27(a)	2,591	2,487,380
3.38%, 03/25/27	4,764	4,655,079
Constellation Brands Inc.
3.50%, 05/09/27	3,020	2,915,687
4.35%, 05/09/27(a)	2,710	2,676,991
Diageo Capital PLC, 5.30%, 10/24/27	3,130	3,197,638
Keurig Dr Pepper Inc.
3.43%, 06/15/27	1,720	1,662,600
5.10%, 03/15/27	1,995	2,015,457
PepsiCo Inc.
2.63%, 03/19/27	2,617	2,497,745
3.00%, 10/15/27(a)	7,230	6,936,311
Pepsico Singapore Financing I Pte Ltd., 4.65%,
02/16/27	2,550	2,558,892
		38,368,078
Biotechnology — 1.3%
Amgen Inc.
2.20%, 02/21/27	8,686	8,159,473
3.20%, 11/02/27	4,806	4,592,896
Bio-Rad Laboratories Inc., 3.30%, 03/15/27	2,414	2,312,007
Gilead Sciences Inc.
1.20%, 10/01/27	3,512	3,164,325
2.95%, 03/01/27(a)	6,533	6,278,755
Illumina Inc., 5.75%, 12/13/27	2,491	2,553,191
Royalty Pharma PLC, 1.75%, 09/02/27	4,938	4,501,674
		31,562,321
Building Materials — 0.6%
Carrier Global Corp., 2.49%, 02/15/27	4,794	4,547,644
Lennox International Inc., 1.70%, 08/01/27(a)	1,485	1,357,472
Martin Marietta Materials Inc.
3.45%, 06/01/27	1,390	1,346,053
3.50%, 12/15/27(a)	2,165	2,090,195
Masco Corp., 3.50%, 11/15/27(a)	1,926	1,845,992
Owens Corning, 5.50%, 06/15/27(a)	1,310	1,335,021
Vulcan Materials Co., 3.90%, 04/01/27	2,231	2,188,141
		14,710,518
Chemicals — 1.5%
Air Products and Chemicals Inc., 1.85%,
05/15/27(a)	3,361	3,127,615
Albemarle Corp., 4.65%, 06/01/27(a)	3,433	3,403,239
Celanese U.S. Holdings LLC, 6.17%, 07/15/27	10,034	10,311,970
Ecolab Inc.
1.65%, 02/01/27(a)	2,521	2,350,764
3.25%, 12/01/27	2,624	2,517,320
LYB International Finance II BV, 3.50%,
03/02/27(a)	2,686	2,591,965
Mosaic Co. (The), 4.05%, 11/15/27	2,011	1,956,412
Nutrien Ltd., 5.20%, 06/21/27	2,465	2,490,047
RPM International Inc., 3.75%, 03/15/27	2,091	2,028,479
Sherwin-Williams Co. (The), 3.45%, 06/01/27(a)	7,481	7,227,536
		38,005,347
Commercial Services — 1.0%
Cintas Corp. No. 2, 3.70%, 04/01/27(a)	4,373	4,269,908
Equifax Inc., 5.10%, 12/15/27	3,692	3,722,316
Global Payments Inc.
2.15%, 01/15/27	4,666	4,377,434
4.95%, 08/15/27(a)	1,885	1,887,846

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Corporate ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Leland Stanford Junior University (The), 1.29%,
06/01/27(a)	$745	$685,204
PayPal Holdings Inc., 3.90%, 06/01/27	2,905	2,852,968
S&P Global Inc.
2.45%, 03/01/27	5,975	5,665,285
2.95%, 01/22/27	2,823	2,711,944
		26,172,905
Computers — 2.8%
Apple Inc.
2.90%, 09/12/27(a)	9,724	9,319,986
3.00%, 06/20/27	3,434	3,313,298
3.00%, 11/13/27	7,859	7,546,660
3.20%, 05/11/27	7,799	7,567,392
3.35%, 02/09/27	12,465	12,165,212
Dell International LLC/EMC Corp., 6.10%,
07/15/27(a)	2,695	2,795,222
HP Inc., 3.00%, 06/17/27	4,933	4,700,072
IBM International Capital Pte Ltd., 4.60%,
02/05/27(a)	2,860	2,860,408
International Business Machines Corp.
1.70%, 05/15/27(a)	6,234	5,768,132
2.20%, 02/09/27(a)	3,015	2,842,308
3.30%, 01/27/27	2,658	2,580,246
4.15%, 07/27/27	3,925	3,878,970
6.22%, 08/01/27	1,840	1,923,183
NetApp Inc., 2.38%, 06/22/27(a)	2,976	2,790,065
		70,051,154
Cosmetics & Personal Care — 1.1%
Colgate-Palmolive Co., 3.10%, 08/15/27	1,600	1,542,801
Estee Lauder Companies Inc. (The), 3.15%,
03/15/27	2,211	2,135,118
Haleon U.S. Capital LLC, 3.38%, 03/24/27	9,400	9,091,942
Procter & Gamble Co. (The)
1.90%, 02/01/27(a)	4,676	4,407,151
2.80%, 03/25/27	3,060	2,945,574
2.85%, 08/11/27	3,729	3,571,531
Unilever Capital Corp., 2.90%, 05/05/27	5,320	5,106,393
		28,800,510
Diversified Financial Services — 6.4%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust
3.65%, 07/21/27	5,002	4,803,013
4.63%, 10/15/27	3,000	2,963,182
6.10%, 01/15/27	4,390	4,495,491
6.45%, 04/15/27	7,205	7,446,588
Air Lease Corp.
2.20%, 01/15/27(a)	4,200	3,938,171
3.63%, 04/01/27	2,493	2,412,075
3.63%, 12/01/27(a)	2,720	2,606,348
5.85%, 12/15/27(a)	2,820	2,893,359
Ally Financial Inc.
4.75%, 06/09/27(a)	3,650	3,601,424
7.10%, 11/15/27(a)	3,789	3,998,021
American Express Co.
2.55%, 03/04/27(a)	8,590	8,142,610
3.30%, 05/03/27	8,153	7,856,492
5.85%, 11/05/27	7,390	7,660,082
American Express Credit Corp., 3.30%, 05/03/27	1,612	1,563,507
Andrew W Mellon Foundation (The), Series 2020,
0.95%, 08/01/27(a)	1,135	1,027,457
Security	Par (000)	Value

Diversified Financial Services (continued)
Capital One Financial Corp.
3.65%, 05/11/27	$4,802	$4,650,366
3.75%, 03/09/27(a)	6,596	6,401,184
Cboe Global Markets Inc., 3.65%, 01/12/27	4,328	4,224,546
Charles Schwab Corp. (The)
2.45%, 03/03/27(a)	7,775	7,337,622
3.20%, 03/02/27(a)	3,503	3,366,259
3.30%, 04/01/27	3,686	3,547,714
Discover Financial Services, 4.10%, 02/09/27	4,889	4,765,808
Eaton Vance Corp., 3.50%, 04/06/27	1,867	1,808,100
Intercontinental Exchange Inc.
3.10%, 09/15/27	2,526	2,411,061
4.00%, 09/15/27	7,445	7,303,267
Jefferies Financial Group Inc.
4.85%, 01/15/27	3,842	3,832,760
6.45%, 06/08/27	1,906	1,975,142
Lazard Group LLC, 3.63%, 03/01/27(a)	1,515	1,467,653
LPL Holdings Inc., 5.70%, 05/20/27	2,130	2,153,558
Mastercard Inc., 3.30%, 03/26/27	5,004	4,863,715
Nomura Holdings Inc.
2.33%, 01/22/27	6,791	6,354,981
5.39%, 07/06/27	2,300	2,326,493
5.59%, 07/02/27	2,800	2,841,069
ORIX Corp.
3.70%, 07/18/27	2,449	2,371,775
5.00%, 09/13/27	1,951	1,961,990
Radian Group Inc., 4.88%, 03/15/27	2,325	2,298,938
Synchrony Financial, 3.95%, 12/01/27	4,526	4,297,235
Visa Inc.
0.75%, 08/15/27(a)	2,572	2,314,964
1.90%, 04/15/27	7,484	7,005,391
2.75%, 09/15/27(a)	3,664	3,495,711
		160,785,122
Electric — 6.1%
Alabama Power Co., 3.75%, 09/01/27	2,980	2,910,899
Ameren Corp., 1.95%, 03/15/27	2,415	2,247,503
American Electric Power Co. Inc.
3.20%, 11/13/27	2,701	2,567,155
5.75%, 11/01/27	2,483	2,555,402
Appalachian Power Co., Series X, 3.30%,
06/01/27(a)	1,612	1,544,908
Arizona Public Service Co., 2.95%, 09/15/27	1,344	1,269,241
Black Hills Corp., 3.15%, 01/15/27	1,927	1,848,392
CenterPoint Energy Houston Electric LLC,
Series AA, 3.00%, 02/01/27(a)	1,999	1,927,589
CMS Energy Corp., 3.45%, 08/15/27	1,917	1,849,463
Commonwealth Edison Co., Series 122, 2.95%,
08/15/27	2,026	1,930,741
Connecticut Light & Power Co. (The), Series A,
3.20%, 03/15/27	2,036	1,963,567
Consolidated Edison Co. of New York Inc.,
Series B, 3.13%, 11/15/27(a)	1,452	1,383,525
Dominion Energy Inc., Series B, 3.60%,
03/15/27(a)	1,683	1,632,921
DTE Energy Co., 4.95%, 07/01/27	3,650	3,666,546
Duke Energy Corp.
3.15%, 08/15/27(a)	4,104	3,922,444
4.85%, 01/05/27	2,515	2,525,039
5.00%, 12/08/27	2,470	2,494,032
Duke Energy Florida LLC, 3.20%, 01/15/27	2,895	2,803,450
Edison International, 5.75%, 06/15/27	3,213	3,274,468

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Corporate ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Entergy Louisiana LLC, 3.12%, 09/01/27(a)	$1,925	$1,841,364
Evergy Kansas Central Inc., 3.10%, 04/01/27	1,095	1,051,995
Eversource Energy
2.90%, 03/01/27	3,260	3,106,420
4.60%, 07/01/27	2,950	2,927,271
5.00%, 01/01/27(a)	1,930	1,933,295
Exelon Corp., 2.75%, 03/15/27	3,710	3,529,201
FirstEnergy Corp., Series B, 3.90%, 07/15/27	6,325	6,146,845
Florida Power & Light Co., Series A, 3.30%,
05/30/27(a)	1,577	1,524,789
Georgia Power Co.
3.25%, 03/30/27(a)	2,236	2,157,851
5.00%, 02/23/27	1,790	1,807,278
ITC Holdings Corp., 3.35%, 11/15/27(a)	2,170	2,076,065
MidAmerican Energy Co., 3.10%, 05/01/27(a)	2,109	2,031,421
National Rural Utilities Cooperative Finance Corp.
3.05%, 04/25/27(a)	1,910	1,834,579
4.80%, 02/05/27(a)	2,435	2,447,083
5.10%, 05/06/27	1,685	1,708,306
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27	4,515	4,212,032
3.55%, 05/01/27	7,648	7,408,104
4.63%, 07/15/27	6,580	6,577,829
NSTAR Electric Co., 3.20%, 05/15/27	2,215	2,135,075
Pacific Gas and Electric Co.
2.10%, 08/01/27	4,833	4,435,109
3.30%, 03/15/27	2,013	1,929,618
3.30%, 12/01/27(a)	5,577	5,276,587
5.45%, 06/15/27	2,275	2,301,584
Public Service Electric & Gas Co., 3.00%,
05/15/27	2,183	2,096,980
Public Service Enterprise Group Inc., 5.85%,
11/15/27(a)	3,340	3,441,417
Sempra, 3.25%, 06/15/27(a)	3,996	3,824,997
Southern California Edison Co.
4.88%, 02/01/27(a)	2,735	2,743,892
5.85%, 11/01/27	3,190	3,291,941
Series D, 4.70%, 06/01/27	3,230	3,229,099
Southern Co. (The), 5.11%, 08/01/27	4,395	4,428,525
Union Electric Co., 2.95%, 06/15/27	1,974	1,890,129
Virginia Electric & Power Co.
Series A, 3.50%, 03/15/27	3,989	3,877,858
Series B, 3.75%, 05/15/27	3,205	3,128,039
WEC Energy Group Inc.
1.38%, 10/15/27	2,654	2,388,450
5.15%, 10/01/27(a)	1,910	1,932,711
Wisconsin Power and Light Co., 3.05%,
10/15/27(a)	1,347	1,280,349
Xcel Energy Inc., 1.75%, 03/15/27	2,711	2,505,330
		154,776,703
Electrical Components & Equipment — 0.1%
Emerson Electric Co., 1.80%, 10/15/27(a)	2,733	2,514,879

Electronics — 0.9%
Allegion U.S. Holding Co. Inc., 3.55%, 10/01/27(a)	1,979	1,901,116
Amphenol Corp., 5.05%, 04/05/27(a)	660	666,890
Honeywell International Inc.
1.10%, 03/01/27(a)	5,474	5,033,071
4.65%, 07/30/27	3,650	3,665,470
Hubbell Inc., 3.15%, 08/15/27(a)	2,250	2,148,239
Jabil Inc., 4.25%, 05/15/27	2,385	2,340,038
Security	Par (000)	Value

Electronics (continued)
Keysight Technologies Inc., 4.60%, 04/06/27	$3,838	$3,815,227
Tyco Electronics Group SA, 3.13%, 08/15/27	1,957	1,874,562
		21,444,613
Entertainment — 0.7%
Warnermedia Holdings Inc., 3.76%, 03/15/27	19,476	18,551,190

Environmental Control — 0.4%
Republic Services Inc., 3.38%, 11/15/27	3,025	2,909,955
Waste Management Inc.
3.15%, 11/15/27	4,560	4,372,254
4.95%, 07/03/27(a)	2,295	2,323,111
		9,605,320
Food — 2.1%
Campbell Soup Co., 5.20%, 03/19/27(a)	2,325	2,357,842
Conagra Brands Inc., 1.38%, 11/01/27	5,309	4,761,614
General Mills Inc.
3.20%, 02/10/27	3,908	3,761,361
4.70%, 01/30/27	2,455	2,450,969
Hormel Foods Corp., 4.80%, 03/30/27(a)	1,565	1,575,333
J.M. Smucker Co. (The), 3.38%, 12/15/27(a)	2,485	2,390,699
JBS USA Holding Lux SARL/ JBS USA Food Co./
JBS Lux Co. SARL, 2.50%, 01/15/27	4,585	4,313,267
Kellanova, 3.40%, 11/15/27	3,219	3,088,369
Kraft Heinz Foods Co., 3.88%, 05/15/27	7,200	7,054,548
Kroger Co. (The), 3.70%, 08/01/27	2,952	2,871,218
McCormick & Co. Inc./MD, 3.40%, 08/15/27(a)	4,095	3,943,753
Mondelez International Inc., 2.63%, 03/17/27	3,639	3,454,468
Sysco Corp., 3.25%, 07/15/27(a)	3,899	3,743,967
Tyson Foods Inc., 3.55%, 06/02/27	7,175	6,922,884
		52,690,292
Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA, 3.88%,
11/02/27	2,301	2,173,401
Suzano International Finance BV, 5.50%,
01/17/27(a)	2,698	2,707,063
		4,880,464
Gas — 0.5%
Atmos Energy Corp., 3.00%, 06/15/27(a)	2,994	2,866,870
National Fuel Gas Co., 3.95%, 09/15/27(a)	780	754,292
NiSource Inc., 3.49%, 05/15/27	4,701	4,542,149
Southern California Gas Co., 2.95%, 04/15/27	3,775	3,607,395
Southwest Gas Corp., 5.80%, 12/01/27(a)	1,195	1,224,801
		12,995,507
Hand & Machine Tools — 0.0%
Snap-on Inc., 3.25%, 03/01/27(a)	1,006	976,000

Health Care - Products — 1.0%
Baxter International Inc., 1.92%, 02/01/27	6,986	6,507,297
GE HealthCare Technologies Inc., 5.65%,
11/15/27	8,545	8,764,010
Smith & Nephew PLC, 5.15%, 03/20/27	550	554,559
Solventum Corp., 5.45%, 02/25/27(b)	5,040	5,086,661
Thermo Fisher Scientific Inc., 4.80%, 11/21/27(a)	3,575	3,610,973
		24,523,500
Health Care - Services — 2.5%
Centene Corp., 4.25%, 12/15/27	11,101	10,761,342
CommonSpirit Health, 6.07%, 11/01/27	1,070	1,111,840
Elevance Health Inc., 3.65%, 12/01/27	7,879	7,638,822

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Corporate ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
HCA Inc.
3.13%, 03/15/27	$4,880	$4,672,885
4.50%, 02/15/27	6,178	6,106,243
Humana Inc.
1.35%, 02/03/27	3,859	3,546,467
3.95%, 03/15/27	3,512	3,434,110
ICON Investments Six DAC, 5.81%, 05/08/27	2,400	2,447,333
Kaiser Foundation Hospitals, 3.15%, 05/01/27	2,796	2,706,674
Laboratory Corp. of America Holdings, 3.60%,
09/01/27	2,496	2,410,823
SSM Health Care Corp., Series A, 3.82%,
06/01/27(a)	2,152	2,104,990
UnitedHealth Group Inc.
3.70%, 05/15/27(a)	2,885	2,823,868
2.95%, 10/15/27	4,652	4,438,818
3.38%, 04/15/27(a)	2,964	2,879,235
3.45%, 01/15/27(a)	3,702	3,612,009
4.60%, 04/15/27	2,705	2,710,881
		63,406,340
Holding Companies - Diversified — 1.5%
Ares Capital Corp.
2.88%, 06/15/27(a)	2,680	2,493,057
7.00%, 01/15/27	4,356	4,495,200
Blackstone Private Credit Fund, 3.25%, 03/15/27	4,700	4,400,271
Blackstone Secured Lending Fund
2.13%, 02/15/27(a)	2,520	2,310,087
5.88%, 11/15/27	2,010	2,023,250
Blue Owl Capital Corp., 2.63%, 01/15/27(a)	2,660	2,469,249
Blue Owl Capital Corp. III, 3.13%, 04/13/27	1,560	1,446,960
Blue Owl Credit Income Corp.
4.70%, 02/08/27	2,443	2,363,715
7.75%, 09/16/27	3,060	3,195,578
Blue Owl Technology Finance Corp., 2.50%,
01/15/27(a)	1,650	1,506,179
FS KKR Capital Corp.
2.63%, 01/15/27	2,800	2,571,522
3.25%, 07/15/27(a)	1,910	1,769,920
Goldman Sachs BDC Inc., 6.38%, 03/11/27	1,205	1,231,701
Golub Capital BDC Inc., 2.05%, 02/15/27	1,575	1,435,428
Main Street Capital Corp., 6.50%, 06/04/27(a)	1,535	1,555,569
Morgan Stanley Direct Lending Fund, 4.50%,
02/11/27(a)	1,706	1,658,080
Oaktree Specialty Lending Corp., 2.70%,
01/15/27(a)	1,865	1,719,614
		38,645,380
Home Builders — 0.6%
DR Horton Inc., 1.40%, 10/15/27(a)	2,264	2,047,710
Lennar Corp.
4.75%, 11/29/27	4,181	4,183,262
5.00%, 06/15/27(a)	2,166	2,173,477
Meritage Homes Corp., 5.13%, 06/06/27	1,630	1,632,620
PulteGroup Inc., 5.00%, 01/15/27	2,241	2,250,657
Toll Brothers Finance Corp., 4.88%, 03/15/27	2,563	2,552,939
		14,840,665
Home Furnishings — 0.1%
Leggett & Platt Inc., 3.50%, 11/15/27(a)	2,662	2,496,005

Household Products & Wares — 0.2%
Church & Dwight Co. Inc., 3.15%, 08/01/27	1,405	1,350,004
Clorox Co. (The), 3.10%, 10/01/27	1,954	1,864,520
Security	Par (000)	Value

Household Products & Wares (continued)
Kimberly-Clark Corp., 1.05%, 09/15/27	$3,090	$2,782,808
		5,997,332
Insurance — 1.8%
American National Group Inc., 5.00%, 06/15/27(a)	2,343	2,317,314
Aon Corp., 8.21%, 01/01/27	2,188	2,335,136
Aon Corp./Aon Global Holdings PLC, 2.85%,
05/28/27	3,500	3,330,086
Aon North America Inc., 5.13%, 03/01/27	3,520	3,557,159
Axis Specialty Finance PLC, 4.00%, 12/06/27(a)	1,988	1,924,553
Berkshire Hathaway Finance Corp., 2.30%,
03/15/27	2,435	2,310,568
Brighthouse Financial Inc., 3.70%, 06/22/27	2,225	2,137,959
CNA Financial Corp., 3.45%, 08/15/27	2,064	1,983,745
Corebridge Financial Inc., 3.65%, 04/05/27	6,555	6,354,562
Jackson Financial Inc., 5.17%, 06/08/27	2,035	2,049,415
Manulife Financial Corp., 2.48%, 05/19/27(a)	3,143	2,954,017
Markel Group Inc., 3.50%, 11/01/27	1,579	1,517,327
Mercury General Corp., 4.40%, 03/15/27	2,136	2,086,810
Progressive Corp. (The)
2.45%, 01/15/27(a)	2,741	2,601,828
2.50%, 03/15/27(a)	2,709	2,566,249
RenaissanceRe Finance Inc., 3.45%, 07/01/27	1,561	1,498,811
Willis North America Inc., 4.65%, 06/15/27	3,790	3,766,731
		45,292,270
Internet — 3.1%
Alibaba Group Holding Ltd., 3.40%, 12/06/27(a)	9,891	9,484,713
Alphabet Inc., 0.80%, 08/15/27(a)	4,830	4,368,398
Amazon.com Inc.
1.20%, 06/03/27	5,159	4,725,514
3.15%, 08/22/27	15,362	14,801,844
3.30%, 04/13/27	8,440	8,201,939
4.55%, 12/01/27	8,535	8,583,278
Baidu Inc.
1.63%, 02/23/27	130	120,364
3.63%, 07/06/27(a)	1,655	1,608,150
eBay Inc.
3.60%, 06/05/27	4,404	4,273,578
5.95%, 11/22/27(a)	1,900	1,975,831
Expedia Group Inc., 4.63%, 08/01/27	4,437	4,413,243
Meta Platforms Inc., 3.50%, 08/15/27	13,540	13,182,319
VeriSign Inc., 4.75%, 07/15/27	2,806	2,777,811
		78,516,982
Iron & Steel — 0.4%
ArcelorMittal SA, 6.55%, 11/29/27	6,095	6,369,310
Nucor Corp., 4.30%, 05/23/27(a)	2,630	2,606,724
Steel Dynamics Inc., 1.65%, 10/15/27	1,586	1,437,853
		10,413,887
Lodging — 0.5%
Hyatt Hotels Corp., 5.75%, 01/30/27	3,420	3,478,000
Las Vegas Sands Corp., 5.90%, 06/01/27	2,390	2,427,832
Marriott International Inc./MD, 5.00%, 10/15/27(a)	5,070	5,114,309
Sands China Ltd., 2.30%, 03/08/27	2,780	2,552,901
		13,573,042
Machinery — 1.6%
AGCO Corp., 5.45%, 03/21/27	2,735	2,771,049
Caterpillar Financial Services Corp.
1.10%, 09/14/27	3,732	3,378,333
1.70%, 01/08/27	1,680	1,571,334
3.60%, 08/12/27	3,398	3,312,963
4.50%, 01/08/27(a)	2,150	2,150,398

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Corporate ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
5.00%, 05/14/27	$1,840	$1,865,109
CNH Industrial NV, 3.85%, 11/15/27	2,314	2,244,595
Ingersoll Rand Inc., 5.20%, 06/15/27(a)	1,780	1,803,239
John Deere Capital Corp.
1.70%, 01/11/27(a)	2,406	2,247,874
1.75%, 03/09/27	2,257	2,102,795
2.35%, 03/08/27	2,345	2,220,533
2.80%, 09/08/27	1,604	1,523,911
4.15%, 09/15/27	3,375	3,344,137
4.50%, 01/08/27	2,510	2,512,061
4.85%, 03/05/27	2,170	2,186,074
4.90%, 06/11/27	3,265	3,298,802
Otis Worldwide Corp., 2.29%, 04/05/27	2,261	2,123,008
		40,656,215
Manufacturing — 0.9%
3M Co., 2.88%, 10/15/27(a)	4,229	4,003,907
Carlisle Companies Inc., 3.75%, 12/01/27	3,185	3,079,190
Eaton Corp., 3.10%, 09/15/27	3,036	2,910,296
Parker-Hannifin Corp.
3.25%, 03/01/27(a)	2,731	2,635,247
4.25%, 09/15/27	6,999	6,904,531
Textron Inc., 3.65%, 03/15/27(a)	2,074	2,014,364
		21,547,535
Media — 1.3%
Comcast Corp.
2.35%, 01/15/27	6,626	6,282,932
3.30%, 02/01/27	5,898	5,716,926
3.30%, 04/01/27	4,089	3,957,832
5.35%, 11/15/27	4,120	4,219,710
FactSet Research Systems Inc., 2.90%, 03/01/27	2,775	2,639,156
Paramount Global, 2.90%, 01/15/27(a)	1,578	1,482,271
TWDC Enterprises 18 Corp., 2.95%, 06/15/27	5,236	5,018,760
Walt Disney Co. (The), 3.70%, 03/23/27	2,696	2,642,348
		31,959,935
Mining — 0.2%
Freeport-McMoRan Inc., 5.00%, 09/01/27	2,262	2,253,545
Kinross Gold Corp., 4.50%, 07/15/27	2,604	2,569,181
		4,822,726
Oil & Gas — 3.2%
BP Capital Markets America Inc.
3.02%, 01/16/27(a)	4,441	4,282,654
3.54%, 04/06/27	2,441	2,379,741
3.59%, 04/14/27(a)	3,162	3,084,152
5.02%, 11/17/27(a)	4,245	4,305,000
BP Capital Markets PLC, 3.28%, 09/19/27(a)	6,997	6,738,962
Canadian Natural Resources Ltd., 3.85%,
06/01/27	6,288	6,125,399
Cenovus Energy Inc., 4.25%, 04/15/27	2,026	1,988,892
Chevron Corp., 2.00%, 05/11/27	5,597	5,244,609
Chevron USA Inc., 1.02%, 08/12/27(a)	3,746	3,388,310
Coterra Energy Inc., 3.90%, 05/15/27	3,859	3,754,096
Devon Energy Corp., 5.25%, 10/15/27(a)	1,925	1,933,179
Diamondback Energy Inc., 5.20%, 04/18/27	4,390	4,436,221
Eni USA Inc., 7.30%, 11/15/27	1,902	2,039,793
EQT Corp., 3.90%, 10/01/27	5,846	5,669,387
Exxon Mobil Corp., 3.29%, 03/19/27(a)	4,226	4,128,180
Hess Corp., 4.30%, 04/01/27	5,117	5,050,384
HF Sinclair Corp., 6.38%, 04/15/27(b)	435	439,507
Marathon Oil Corp., 4.40%, 07/15/27(a)	5,551	5,507,027
Security	Par (000)	Value

Oil & Gas (continued)
Occidental Petroleum Corp.
5.00%, 08/01/27	$2,085	$2,094,385
8.50%, 07/15/27(a)	2,580	2,796,203
Phillips 66 Co., 4.95%, 12/01/27(a)	3,778	3,808,586
Valero Energy Corp., 2.15%, 09/15/27(a)	2,640	2,441,770
		81,636,437
Oil & Gas Services — 0.3%
Baker Hughes Holdings LLC/Baker Hughes
Co-Obligor Inc., 3.34%, 12/15/27	6,776	6,505,976

Packaging & Containers — 0.4%
Berry Global Inc., 1.65%, 01/15/27	2,535	2,340,495
Packaging Corp. of America, 3.40%, 12/15/27(a)	2,501	2,398,606
Sonoco Products Co., 2.25%, 02/01/27	2,076	1,950,713
WRKCo Inc., 3.38%, 09/15/27	2,404	2,305,699
		8,995,513
Pharmaceuticals — 4.7%
AbbVie Inc., 4.80%, 03/15/27(a)	10,980	11,051,447
Astrazeneca Finance LLC, 4.80%, 02/26/27(a)	5,350	5,386,681
AstraZeneca PLC, 3.13%, 06/12/27(a)	3,989	3,843,305
Becton Dickinson and Co., 3.70%, 06/06/27	8,594	8,364,206
Bristol-Myers Squibb Co.
1.13%, 11/13/27	6,004	5,392,976
3.25%, 02/27/27(a)	1,630	1,581,751
3.45%, 11/15/27	2,847	2,752,179
4.90%, 02/22/27	3,255	3,284,056
Cardinal Health Inc., 3.41%, 06/15/27	5,857	5,640,338
Cencora Inc., 3.45%, 12/15/27	3,684	3,536,885
Cigna Group (The)
3.05%, 10/15/27(a)	2,090	1,994,557
3.40%, 03/01/27	6,695	6,480,529
CVS Health Corp.
1.30%, 08/21/27	10,282	9,245,110
3.63%, 04/01/27(a)	3,838	3,725,970
6.25%, 06/01/27(a)	1,961	2,035,632
Eli Lilly & Co.
3.10%, 05/15/27(a)	2,238	2,164,735
4.50%, 02/09/27(a)	5,305	5,317,595
5.50%, 03/15/27(a)	1,407	1,448,073
Johnson & Johnson
0.95%, 09/01/27	7,067	6,390,337
2.95%, 03/03/27(a)	4,461	4,319,257
Merck & Co. Inc., 1.70%, 06/10/27(a)	7,576	7,026,286
Novartis Capital Corp.
2.00%, 02/14/27(a)	6,205	5,849,929
3.10%, 05/17/27	5,339	5,160,314
Viatris Inc., 2.30%, 06/22/27(a)	3,791	3,511,470
Zoetis Inc., 3.00%, 09/12/27	4,036	3,831,704
		119,335,322
Pipelines — 3.1%
Boardwalk Pipelines LP, 4.45%, 07/15/27(a)	2,684	2,649,240
Cheniere Corpus Christi Holdings LLC, 5.13%,
06/30/27	6,461	6,495,812
DCP Midstream Operating LP, 5.63%, 07/15/27	2,750	2,806,649
Enbridge Inc.
3.70%, 07/15/27	2,754	2,673,755
5.25%, 04/05/27(a)	1,815	1,837,189
Energy Transfer LP
4.00%, 10/01/27	3,673	3,580,434
4.20%, 04/15/27	2,861	2,810,720

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Corporate ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.40%, 03/15/27	$3,460	$3,418,811
5.50%, 06/01/27(a)	4,651	4,719,457
Enterprise Products Operating LLC
3.95%, 02/15/27	3,473	3,418,316
4.60%, 01/11/27(a)	3,600	3,600,496
MPLX LP
4.13%, 03/01/27	6,597	6,480,312
4.25%, 12/01/27(a)	3,386	3,320,131
Northwest Pipeline LLC, 4.00%, 04/01/27	2,491	2,442,351
ONEOK Inc., 4.00%, 07/13/27	2,623	2,570,271
Sabine Pass Liquefaction LLC, 5.00%, 03/15/27	7,794	7,815,420
Targa Resources Corp., 5.20%, 07/01/27(a)	3,755	3,791,993
Targa Resources Partners LP/Targa Resources
Partners Finance Corp., 6.50%, 07/15/27(a)	2,992	3,024,715
TC PipeLines LP, 3.90%, 05/25/27	2,739	2,653,168
Tennessee Gas Pipeline Co. LLC, 7.00%,
03/15/27(a)	1,293	1,357,076
Williams Companies Inc. (The), 3.75%, 06/15/27	7,279	7,076,698
		78,543,014
Real Estate Investment Trusts — 4.1%
Alexandria Real Estate Equities Inc., 3.95%,
01/15/27	2,069	2,020,804
American Tower Corp.
2.75%, 01/15/27(a)	3,699	3,516,289
3.13%, 01/15/27	2,116	2,030,330
3.55%, 07/15/27	3,687	3,551,490
3.65%, 03/15/27(a)	3,146	3,050,905
AvalonBay Communities Inc., 3.35%, 05/15/27	2,020	1,950,156
Boston Properties LP, 6.75%, 12/01/27	3,955	4,113,744
Brixmor Operating Partnership LP, 3.90%,
03/15/27(a)	2,001	1,942,020
Crown Castle Inc.
2.90%, 03/15/27	3,910	3,717,123
3.65%, 09/01/27	4,885	4,711,825
4.00%, 03/01/27	2,583	2,526,867
Digital Realty Trust LP, 3.70%, 08/15/27	5,009	4,843,657
DOC DR LLC, 4.30%, 03/15/27(a)	2,040	2,012,432
EPR Properties, 4.50%, 06/01/27	1,760	1,714,336
Equinix Inc., 1.80%, 07/15/27(a)	2,478	2,277,225
ERP Operating LP, 3.25%, 08/01/27(a)	1,892	1,815,631
Essex Portfolio LP, 3.63%, 05/01/27(a)	1,890	1,830,701
Extra Space Storage LP, 3.88%, 12/15/27	2,155	2,086,703
Federal Realty OP LP, 3.25%, 07/15/27	2,626	2,511,708
Healthcare Realty Holdings LP, 3.75%, 07/01/27(a)	2,401	2,317,846
Healthpeak OP LLC, 1.35%, 02/01/27	2,211	2,028,945
Highwoods Realty LP, 3.88%, 03/01/27	910	874,365
Kimco Realty OP LLC, 3.80%, 04/01/27	2,348	2,283,181
Mid-America Apartments LP, 3.60%, 06/01/27	2,943	2,856,278
NNN REIT Inc., 3.50%, 10/15/27	1,781	1,710,426
Omega Healthcare Investors Inc., 4.50%,
04/01/27(a)	3,571	3,497,309
Prologis LP
2.13%, 04/15/27	2,613	2,446,173
3.38%, 12/15/27(a)	2,251	2,163,928
Public Storage Operating Co., 3.09%, 09/15/27	2,541	2,429,545
Realty Income Corp.
3.00%, 01/15/27	3,018	2,889,759
3.95%, 08/15/27	3,131	3,056,584
Regency Centers LP, 3.60%, 02/01/27	1,876	1,822,300
Simon Property Group LP
1.38%, 01/15/27(a)	2,606	2,405,863
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.38%, 06/15/27(a)	$3,466	$3,349,162
3.38%, 12/01/27(a)	3,892	3,743,633
SITE Centers Corp., 4.70%, 06/01/27	2,763	2,764,175
Tanger Properties LP, 3.88%, 07/15/27	1,290	1,241,511
UDR Inc., 3.50%, 07/01/27(a)	1,457	1,399,664
Ventas Realty LP, 3.85%, 04/01/27	1,931	1,876,961
Welltower OP LLC, 2.70%, 02/15/27	2,551	2,432,158
Weyerhaeuser Co., 6.95%, 10/01/27	1,536	1,633,668
		103,447,380
Retail — 3.1%
AutoNation Inc., 3.80%, 11/15/27	1,568	1,502,272
AutoZone Inc., 3.75%, 06/01/27	3,114	3,032,106
Costco Wholesale Corp.
1.38%, 06/20/27	6,628	6,099,126
3.00%, 05/18/27	4,985	4,819,976
Darden Restaurants Inc., 3.85%, 05/01/27(a)	2,554	2,487,488
Dollar General Corp.
3.88%, 04/15/27	3,431	3,336,201
4.63%, 11/01/27(a)	2,840	2,817,584
Home Depot Inc. (The)
2.50%, 04/15/27	4,220	4,006,297
2.80%, 09/14/27	5,232	4,975,430
2.88%, 04/15/27(a)	4,385	4,206,300
4.88%, 06/25/27(a)	3,780	3,823,009
Lowe’s Companies Inc.
3.10%, 05/03/27	7,271	6,972,956
3.35%, 04/01/27	4,675	4,517,085
McDonald's Corp.
3.50%, 03/01/27(a)	4,335	4,212,428
3.50%, 07/01/27	5,434	5,275,838
O'Reilly Automotive Inc., 3.60%, 09/01/27	4,407	4,260,759
Starbucks Corp.
2.00%, 03/12/27	2,908	2,717,857
4.85%, 02/08/27	2,931	2,944,763
Target Corp., 1.95%, 01/15/27	5,070	4,781,542
Walmart Inc., 5.88%, 04/05/27(a)	1,565	1,633,173
		78,422,190
Semiconductors — 2.9%
Analog Devices Inc., 3.45%, 06/15/27	2,491	2,422,865
Applied Materials Inc., 3.30%, 04/01/27	5,748	5,584,846
Broadcom Corp./Broadcom Cayman Finance Ltd.,
3.88%, 01/15/27	14,263	13,982,342
Broadcom Inc., 5.05%, 07/12/27	7,225	7,291,016
Intel Corp.
3.15%, 05/11/27	5,153	4,968,010
3.75%, 03/25/27	5,222	5,109,947
3.75%, 08/05/27	5,670	5,536,941
Micron Technology Inc., 4.19%, 02/15/27	4,662	4,581,625
NXP BV/NXP Funding LLC/NXP USA Inc.
3.15%, 05/01/27(a)	2,669	2,551,657
4.40%, 06/01/27(a)	2,354	2,328,245
Qualcomm Inc., 3.25%, 05/20/27	10,287	9,951,754
Texas Instruments Inc.
2.90%, 11/03/27(a)	3,204	3,053,592
4.60%, 02/08/27(a)	1,880	1,887,181
TSMC Arizona Corp., 3.88%, 04/22/27	4,792	4,701,041
		73,951,062
Shipbuilding — 0.1%
Huntington Ingalls Industries Inc., 3.48%, 12/01/27	3,401	3,248,575

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Corporate ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software — 3.2%
Adobe Inc.
2.15%, 02/01/27	$4,669	$4,412,885
4.85%, 04/04/27	1,805	1,824,626
Autodesk Inc., 3.50%, 06/15/27	2,542	2,461,327
Fiserv Inc.
2.25%, 06/01/27	5,336	4,989,517
5.15%, 03/15/27	3,305	3,343,764
Intuit Inc., 1.35%, 07/15/27	2,587	2,367,801
Microsoft Corp.
3.30%, 02/06/27	17,474	17,064,067
3.40%, 06/15/27(a)	2,074	2,026,097
Oracle Corp.
2.80%, 04/01/27	11,173	10,628,860
3.25%, 11/15/27	13,288	12,701,013
Roper Technologies Inc., 1.40%, 09/15/27(a)	3,545	3,207,934
Take-Two Interactive Software Inc., 3.70%,
04/14/27	3,075	2,992,860
VMware LLC
3.90%, 08/21/27(a)	6,461	6,280,291
4.65%, 05/15/27(a)	2,505	2,493,070
Workday Inc., 3.50%, 04/01/27(a)	4,950	4,801,480
		81,595,592
Telecommunications — 3.7%
AT&T Inc.
2.30%, 06/01/27	12,424	11,650,291
3.80%, 02/15/27	4,044	3,953,743
4.25%, 03/01/27	7,561	7,474,149
Cisco Systems Inc., 4.80%, 02/26/27	9,060	9,137,780
Nokia OYJ, 4.38%, 06/12/27	2,470	2,404,333
Rogers Communications Inc., 3.20%, 03/15/27	6,280	6,028,185
Telefonica Emisiones SA, 4.10%, 03/08/27	5,904	5,801,687
TELUS Corp.
2.80%, 02/16/27(a)	2,985	2,842,948
3.70%, 09/15/27	2,428	2,346,352
T-Mobile USA Inc.
3.75%, 04/15/27	19,760	19,263,867
5.38%, 04/15/27(a)	2,495	2,509,679
Verizon Communications Inc.
3.00%, 03/22/27(a)	4,210	4,043,825
4.13%, 03/16/27	15,837	15,659,847
		93,116,686
Toys, Games & Hobbies — 0.1%
Hasbro Inc., 3.50%, 09/15/27(a)	2,074	1,982,531

Transportation — 1.3%
Burlington Northern Santa Fe LLC, 3.25%,
06/15/27	2,575	2,491,686
CSX Corp., 3.25%, 06/01/27	5,365	5,187,675
Norfolk Southern Corp.
3.15%, 06/01/27	1,576	1,513,435
7.80%, 05/15/27(a)	1,683	1,818,814
Security	Par (000)	Value

Transportation (continued)
Ryder System Inc.
2.85%, 03/01/27	$2,505	$2,384,655
4.30%, 06/15/27(a)	1,880	1,856,173
5.30%, 03/15/27	1,525	1,540,864
Union Pacific Corp.
2.15%, 02/05/27	2,591	2,443,220
3.00%, 04/15/27	2,752	2,646,403
United Parcel Service Inc., 3.05%, 11/15/27	5,996	5,728,770
Walmart Inc., 3.95%, 09/09/27	6,116	6,060,555
		33,672,250
Trucking & Leasing — 0.1%
GATX Corp.
3.85%, 03/30/27(a)	1,636	1,592,357
5.40%, 03/15/27	1,080	1,092,740
		2,685,097
Venture Capital — 0.1%
Hercules Capital Inc., 3.38%, 01/20/27	1,940	1,820,321

Water — 0.1%
American Water Capital Corp., 2.95%, 09/01/27(a)	2,218	2,108,664

Total Long-Term Investments — 98.4%
(Cost: $2,491,240,321)		2,483,319,422

	Shares

Short-Term Securities

Money Market Funds — 5.3%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.45%(c)(d)(e)	118,379,681	118,427,032
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.29%(c)(d)	15,180,000	15,180,000

Total Short-Term Securities — 5.3%
(Cost: $133,573,206)		133,607,032

Total Investments — 103.7%
(Cost: $2,624,813,527)		2,616,926,454

Liabilities in Excess of Other Assets — (3.7)%		(93,260,947)

Net Assets — 100.0%		$2,523,665,507

(a)	All or a portion of this security is on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Corporate ETF
July 31, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$67,124,569	$51,309,031	(a)	$—	$(2,696)	$(3,872)	$118,427,032	118,379,681	$309,174	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,790,000	9,390,000	(a)	—	—	—	15,180,000	15,180,000	177,860		—
					$(2,696)	$(3,872)	$133,607,032		$487,034		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$2,483,319,422	$—	$2,483,319,422
Short-Term Securities
Money Market Funds	133,607,032	—	—	133,607,032
	$133,607,032	$2,483,319,422	$—	$2,616,926,454

Portfolio Abbreviation

REIT	Real Estate Investment Trust